Schedule of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	1,620,000	2,300,000	1,528,000
Number of Options Vested	1,620,000
Exercise price one [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	660,000
Exercise Price | $ / shares	$ 0.75
Expiry Date	September 19, 2024
Number of Options Vested	660,000
Exercise price two [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	128,000
Exercise Price | $ / shares	$ 0.40
Expiry Date	July 31, 2025
Number of Options Vested	128,000
Exercise price three [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	512,000
Exercise Price | $ / shares	$ 1.50
Expiry Date	July 26, 2025
Number of Options Vested	512,000
Exercise price four [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	50,000
Exercise Price | $ / shares	$ 1.90
Expiry Date	June 6, 2026
Number of Options Vested	50,000
Exercise price five [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	150,000
Exercise Price | $ / shares	$ 2.20
Expiry Date	October 27, 2025
Number of Options Vested	150,000
Exercise price six [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	70,000
Exercise Price | $ / shares	$ 2.20
Expiry Date	December 9, 2024
Number of Options Vested	70,000
Exercise price seven [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	50,000
Exercise Price | $ / shares	$ 2.20
Expiry Date	December 9, 2025
Number of Options Vested	50,000